Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares outstanding	The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2023:

	Common Shares	Special Voting Shares A	Special Voting Shares B	Total
Balance at January 1, 2023	3,144,246,685	178,692	—	3,144,425,377
Issuance of special voting shares	—	1,000	208,622	209,622
Purchase of treasury shares	(142,090,297)	(110,410)	(208,622)	(142,409,329)
Shares issued for long-term incentive plans and employee share purchase plan	20,942,651	—	—	20,942,651
Balance at December 31, 2023	3,023,099,039	69,282	—	3,023,168,321

Disclosure of analysis of other comprehensive income by item and tax effect	The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2023			2022			2021
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	(910)	245	(665)	(482)	89	(393)	149	(54)	95
Gains and losses from remeasurement of financial assets	€57	€—	€57	€3	€—	€3	€6	€—	€6
Actuarial gains and losses on defined benefit pension obligations	€(228)	€41	€(187)	€1,753	€(379)	€1,374	€2,488	€(729)	€1,759
Exchange differences on translating foreign operations	(1,927)	—	(1,927)	2,013	—	2,013	2,005	—	2,005
Share of Other comprehensive income/(loss) for equity method investees	(219)	—	(219)	(12)	—	(12)	(39)	—	(39)
Items relating to discontinued operations	—	—	—	—	—	—	—	—	—
Total Other comprehensive income/(loss)	€(3,227)	€286	€(2,941)	€3,275	€(290)	€2,985	€4,609	€(783)	€3,826

Disclosure of assumptions used to value the equity instruments	The data used to value the equity instruments were as follows:

Dates right subscribed	From November 13 to November 30, 2023
Employee subscription price	€14.52